Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets
Goodwill, Purchase Accounting Adjustments, net			$ (1,865)
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year								$ 5,635
Goodwill, Gross
Balance, beginning of period			58,397	$ 60,447	$ 60,447	$ 64,858
Additions			143,642		3,787
Foreign currency fluctuations			19,632		(5,837)	(4,411)
Balance, end of period	$ 219,806		219,806		58,397	60,447	$ 64,858
Accumulated Impairment Losses
Balance, beginning of period			(37,332)	(43,644)	(43,644)	(46,503)
Foreign currency fluctuations			3,426		(6,312)	2,859
Balance, end of period	(40,758)		(40,758)		(37,332)	(43,644)	(46,503)
Goodwill, Net
Goodwill	179,048		179,048		21,065	16,803	18,355	179,048	$ 21,065	$ 16,803
Additions			143,642		3,787
Foreign currency fluctuations			16,206		475	(1,552)
Balance, end of period	179,048		179,048		21,065	16,803	18,355
Acquired Finite-lived Intangible Assets
Original cost								193,522	15,152	30,236
Accumulated amortization								(17,770)	(8,692)	(27,041)
Intangible Assets, Net								175,752	6,460	3,195
Impairment loss recorded on intangible assets						10,577
Amortization expense	$ 7,650	$ 99	11,430	$ 323	$ 409	$ 1,481	$ 2,369
Estimated aggregate amortization expense of Intangible Assets
2017									558
2018								22,042	553
2019								21,398	553
2020								19,928	553
2021								18,315	553
Thereafter								88,434	3,690
Total								175,752	6,460
Goodwill, Purchase Accounting Adjustments			$ (1,865)
Customer Lists
Acquired Finite-lived Intangible Assets
Original cost								147,582	8,016	19,781
Accumulated amortization								(13,492)	(5,948)	(19,232)
Intangible Assets, Net								134,090	2,068	549
Weighted-average original life (in years)			15 years		15 years	15 years
Trade Names
Acquired Finite-lived Intangible Assets
Original cost								31,515	2,000	3,859
Accumulated amortization								(1,631)	0	(3,859)
Intangible Assets, Net								29,884	2,000	0
Weighted-average original life (in years)			10 years		15 years	14 years
Technology
Acquired Finite-lived Intangible Assets
Original cost								14,425	5,136	6,596
Accumulated amortization								(2,647)	(2,744)	(3,950)
Intangible Assets, Net								$ 11,778	$ 2,392	$ 2,646
Weighted-average original life (in years)			11 years		13 years	13 years